PROVISIONS - Possible Contingencies (Details)			1 Months Ended		12 Months Ended
	Nov. 29, 2018	Feb. 24, 2017	Jun. 30, 2012	Nov. 30, 2011 action	Dec. 31, 2020 action	Dec. 31, 2019 ARS ($)
Radioelectric Spectrum Fees
Provisions
Difference resulting from both sets of liquidation excluding interests | $						$ 717
Claims by Trade Unions
Provisions
Number of legal actions					7
Period of default					5 years
Asociacion por la Defensa de Usuarios y Consumidores
Provisions
Period during which amounts collected for services	5 years
Personal | Civil and commercial proceedings, contingencies | Consumidores Financieros Asociacion Civil para su Defensa
Provisions
Number of years to be considered for reimbursement of excess amount collected				10 years
Number of years to be considered for crediting the customers for unused minutes on expired prepaid cards				10 years
Total number of legal actions within the federal civil and commercial court				3
Personal | Civil and commercial proceedings, contingencies | Changes in service prices
Provisions
Period considered for reimbursement of increased price billed to customer			2 months
Personal | Civil and commercial proceedings, contingencies | Claim by content providers
Provisions
Maximum percentage of services invoiced that the mobile operators are entitled to receive		40.00%
Period to file interconnection contracts under the ENACOM		30 days